Earnout Liability (Tables)	9 Months Ended
Sep. 30, 2025
Earnout Liability [Line Items]
Schedule of Earnout Liability's Fair Value Measurement

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

	Nine months ended September 30, 2025	Year ended December 31, 2024
	U.S. dollars in thousands
Fair value at the beginning of the period	(2,413)	-
Initial recognition of earnout liability	-	(2,036)
Change in fair value of earnout liability	(81)	(377)
Fair value at the end of the period	(2,494)	(2,413)

Earnout Liability [Member]
Earnout Liability [Line Items]
Schedule of Fair Value of the Earnout Liability

The fair value of the earnout liability was computed using the following key assumptions:

	September 30, 2025	December 31, 2024
Discount rate	20.1%	20.7%-22.8%
Expected term (years)	0.50-1.00	1.00-1.50
Expected volatility	32.31%	48.09%
Risk-free interest rate	4.02%	4.16%